SHARE OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Jun. 30, 2020	Dec. 31, 2019
Number of options exercised (shares)		17,500
Unrecognized compensation costs related to non-vested options granted		$ 1.1	$ 0.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		6,869	18,246
P5Y	5 years
Vesting period	3 years
Ship Finance International Limited Share Option Scheme [Member]
Credit to additional paid-in capital		$ 0.5
Employee Stock Option [Member]
Number of options awarded (shares)	350,000
Initial strike price (usd per share)	$ 13.45